UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

1636 N. Cedar Crest Blvd.

Suite #161

Allentown, PA 18104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: September 30

Date of reporting period: July 1, 2023 – December 21, 2023 (liquidation date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2023 TO DECEMBER 21, 2023 (LIQUIDATION DATE)

C Worldwide International Equities Fund

SSE PLC	Annual

ISIN	GB0007908733	Meeting Date	20-Jul-23
Ticker	SSE
CUSIP	None
Country	United Kingdom
Blocking	No
Ballot SecID	G8842P102

Proposal Number	Proposal	Proponent	Mgmt Rec	Vote	For/Against Mgmt
1	Accounts and Reports	Management	For	For	For
2	Remuneration Report	Management	For	For	For
3	Final Dividend	Management	For	For	For
4	Elect Gregor Alexander	Management	For	For	For
5	Elect Lady Elish Frances Angiolini	Management	For	For	For
6	Elect John G. Bason	Management	For	For	For
7	Elect Tony Cocker	Management	For	For	For
8	Elect Debbie Crosbie	Management	For	For	For
9	Elect Helen Mahy	Management	For	For	For
10	Elect Sir John A. Manzoni	Management	For	For	For
11	Elect Alistair Phillips-Davies	Management	For	For	For
12	Elect Martin Pibworth	Management	For	For	For
13	Elect Melanie Smith	Management	For	For	For
14	Elect Dame Angela Strank	Management	For	For	For
15	Appointment of Auditor	Management	For	For	For
16	Authority to Set Auditor’s Fees	Management	For	For	For
17	Approval of Net Zero Transition Report	Management	For	For	For
18	Authority to Issue Shares w/ Preemptive Rights	Management	For	For	For
19	Authority to Issue Shares w/o Preemptive Rights	Management	For	For	For
20	Authority to Issue Shares w/o Preemptive Rights (Specified Capital Investment)	Management	For	For	For
21	Authority to Repurchase Shares	Management	For	For	For
22	Authority to Set General Meeting Notice Period at 14 Days	Management	For	For	For

DIAGEO PLC	Annual

ISIN	GB0002374006	Meeting Date	28-Sep-23
Ticker	DGE
CUSIP	None
Country	United Kingdom
Blocking	No
Ballot SecID	G42089113

Proposal Number	Proposal	Proponent	Mgmt Rec	Vote	For/Against Mgmt
1	Accounts and Reports	Management	For	For	For
2	Remuneration Report	Management	For	For	For
3	Remuneration Policy	Management	For	For	For
4	Long-Term Incentive Plan	Management	For	For	For
5	Final Dividend	Management	For	For	For
6	Elect Debra A. Crew	Management	For	For	For
7	Elect Javier Ferrán	Management	For	For	For
8	Elect Lavanya Chandrashekar	Management	For	For	For
9	Elect Susan Kilsby	Management	For	For	For
10	Elect Melissa Bethell	Management	For	For	For
11	Elect Karen Blackett	Management	For	For	For
12	Elect Valérie Chapoulaud-Floquet	Management	For	For	For
13	Elect Sir John A. Manzoni	Management	For	For	For
14	Elect Alan Stewart	Management	For	For	For
15	Elect Ireena Vittal	Management	For	For	For
16	Appointment of Auditor	Management	For	For	For
17	Authority to Set Auditor’s Fees	Management	For	For	For
18	Authorisation of Political Donations	Management	For	For	For
19	Authority to Issue Shares w/ Preemptive Rights	Management	For	For	For
20	Authority to Issue Shares w/o Preemptive Rights	Management	For	For	For
21	Authority to Repurchase Shares	Management	For	For	For
22	Adoption of New Articles	Management	For	For	For
23	Authority to Set General Meeting Notice Period at 14 Days	Management	For	For	For

FERGUSON PLC.

ISIN	JE00BJVNSS43	Meeting Date	28-Nov-23
Ticker	FERG
CUSIP	None
Country	Jersey
Blocking	No
Ballot SecID	G3421J106

Proposal Number	Proposal	Proponent	Mgmt Rec	Vote	For/Against Mgmt
1.A	Elect Kelly Baker	Management	For	For	For
1.B	Elect Bill Brundage	Management	For	For	For
Vote Note: CFO on board
1.C	Elect Geoff Drabble	Management	For	For	For
1.D	Elect Catherine Halligan	Management	For	For	For
1.E	Elect Brian May	Management	For	For	For
1.F	Elect James S. Metcalf	Management	For	For	For
1.G	Elect Kevin Murphy	Management	For	For	For
1.H	Elect Alan J. Murray	Management	For	For	For
1.I	Elect Thomas Schmitt	Management	For	Against	Against
Vote Note: Affiliate/Insider on compensation committee; Related party transactions; Affiliate/Insider on nominating/governance committee
1.J	Elect Nadia Shouraboura	Management	For	For	For
1 .K	Elect Suzanne Wood	Management	For	For	For
2	Ratification of Auditor	Management	For	For	For
3	Authority to Set Auditor’s Fees	Management	For	For	For
4	Accounts and Reports	Management	For	For	For
5	Advisory Vote on Executive Compensation	Management	For	For	For
6.1	Advisory vote on the frequency of future advisory votes on executive compensation: please vote on this resolution to approve 1 year	Management	For	For	For
6.2	Advisory vote on the frequency of future advisory votes on executive compensation: please vote on this resolution to approve 2 years	Management	Do Not Vote	Did Not Vote	N/A
6.3	Advisory vote on the frequency of future advisory votes on executive compensation: please vote on this resolution to approve 3 years	Management	Do Not Vote	Did Not Vote	N/A
6.4	Advisory vote on the frequency of future advisory votes on executive compensation: please vote on this resolution to approve	Management	Do Not Vote	Did Not Vote	N/A
7	Approval of the 2023 Omnibus Equity Incentive Plan	Management	For	For	For
8	Authority to Issue Shares w/ Preemptive Rights	Management	For	For	For
9	Authority to Issue Shares w/o Preemptive Rights	Management	For	For	For
10	Authority to Issue Shares w/o Preemptive Rights (Specified Capital Investment)	Management	For	For	For
11	Authority to Repurchase Shares	Management	For	For	For
12	Adoption of New Articles	Management	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	June 20, 2024

*	Print the name and title of each signing officer under his or her signature.